5. CONVERTIBLE DEBENTURES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Convertible Debentures Details
Note payable dated March 24, 2014	$ 108,100	$ 209,100
Less: current portion
Long term portion	$ 108,100	$ 209,100